Subsequent Events - Additional Information (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 30, 2022
Subsequent Event [Line Items]
Long-term restricted cash	[1]			¥ 550,524	$ 78,449	¥ 1,894,878
PAG Notes
Subsequent Event [Line Items]
Interest rate							6.00%
PAG Notes | Subsequent Event
Subsequent Event [Line Items]
Debt instrument remaining amount drew down			$ 122,500
Long-term restricted cash		¥ 54,532	$ 7,771
Interest rate		6.00%	6.00%

[1]	Long-term restricted cash included in “Prepayments and other assets” on the condensed consolidated balance sheets mainly represents collateral to repayments of PAG Notes (Note 8).